Filed pursuant to Rule 497(e)

Registration Nos. 333-264478; 811-23793

YieldMax® Ether Option Income Strategy ETF (OETH)

(the “Fund”)

listed on NYSE Arca, Inc.

September 18, 2025

Supplement to the Prospectus

and Statement of Additional Information (“SAI”),

each dated September 9, 2024

Effective on October 1, 2025, all references in the Fund’s prospectus and SAI to the frequency of the Fund’s payment of income distributions are hereby changed to reflect that the Fund will seek to make such distributions on a monthly or more frequent basis.

Please retain this Supplement for future reference.